REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 823,878	$ 823,878	$ 249,815	$ 190,850
Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues		570,997	249,815	190,850
GP Capital Solutions Products
Disaggregation of Revenue [Line Items]
Revenues		252,881	0	0
Management fees, net | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues		433,630	194,906	123,957
Management fees, net | GP Capital Solutions Products
Disaggregation of Revenue [Line Items]
Revenues		234,305	0	0
Diversified lending | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues		348,363	140,153	87,268
Technology lending | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues		66,089	42,052	24,706
First lien lending | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues		15,185	12,335	11,983
Opportunistic lending | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues		3,993	366	0
GP minority equity investments | GP Capital Solutions Products
Disaggregation of Revenue [Line Items]
Revenues		233,505	0	0
GP debt financing | GP Capital Solutions Products
Disaggregation of Revenue [Line Items]
Revenues		10,215	0	0
Professional sports minority investments | GP Capital Solutions Products
Disaggregation of Revenue [Line Items]
Revenues		477	0	0
Strategic Revenue-Share Purchase consideration amortization | GP Capital Solutions Products
Disaggregation of Revenue [Line Items]
Revenues		(9,892)	0	0
Administrative, transaction and other fees
Disaggregation of Revenue [Line Items]
Revenues	150,037		54,909	66,893
Administrative, transaction and other fees | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues		131,461	54,909	66,893
Administrative, transaction and other fees | GP Capital Solutions Products
Disaggregation of Revenue [Line Items]
Revenues		18,576	0	0
Realized performance income
Disaggregation of Revenue [Line Items]
Revenues	$ 5,906
Realized performance income | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues		$ 5,906	$ 0	$ 0